Schedule of Investments (Unaudited)		March 31, 2021
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 97.1%
Capital Equipment - 1.8%
Aerospace & Defense-1.8%
5,500	Boeing Co. *	$1,400,960

Consumer Cyclical - 18.8%
Apparel Manufacturing-1.9%
11,000	NIKE, Inc. - CL B	1,461,790

Automobile-2.7%
40,000	NIO, Inc. *	1,559,200
800	Tesla, Inc. *	534,344
		2,093,544

Housing-1.3%
10,000	Lennar Corp. - CL A	1,012,300

Leisure Service-9.4%
500	Booking Holdings, Inc. *	1,164,920
24,000	DraftKings, Inc. *	1,471,920
2,500	Netflix, Inc. *	1,304,150
15,000	Penn National Gaming, Inc. *	1,572,600
15,000	Royal Caribbean Cruises Ltd. *	1,284,150
12,000	Uber Technologies, Inc. *	654,120
		7,451,860

Media-Radio/TV-3.5%
15,000	Walt Disney Co. *	2,767,800

Financial - 18.2%
Bank-Money Center-7.0%
10,000	Goldman Sachs Group, Inc.	3,270,000
15,000	JPMorgan Chase & Co.	2,283,450
		5,553,450

Finance-Miscellaneous-11.2%
30,000	Churchill Capital Corp. *	695,400
14,000	MasterCard, Inc. - CL A	4,984,700
15,000	Visa, Inc. - CL A	3,175,950
		8,856,050

Healthcare - 3.0%
Healthcare-Biomedical/Genetic-1.1%
145,000	Amarin Corp. - ADR *	900,450

Healthcare-Patient Care-1.9%
4,000	UnitedHealth Group, Inc.	1,488,280

Retail - 14.0%
Retail-Major Chain-2.2%
5,000	Costco Wholesale Corp.	1,762,400

Retail-Specialty-11.8%
5,000	Alibaba Group Holding Ltd. - ADR *	1,133,650
1,900	Amazon.com, Inc. *	5,878,752
4,000	PayPal Holdings, Inc. *	971,360
20,000	TJX Companies, Inc.	1,323,000
		9,306,762

Technology - 31.6%#
Computer Data Storage-5.0%
32,000	Apple, Inc.	3,908,800

Computer-Software-6.3%
15,000	Microsoft Corp.	3,536,550
35,000	Palantir Technologies, Inc. *	815,150
9,000	ROBLOX Corp. *	583,470
		4,935,170

Electronic-Semiconductor-7.7%
25,000	Advanced Micro Devices, Inc. *	1,962,500
6,000	NVIDIA Corp.	3,203,580
5,000	Skyworks Solutions, Inc.	917,400
		6,083,480

Internet-11.8%
3,000	Alphabet, Inc. - CL C *	6,205,890
7,000	Facebook, Inc. - CL A *	2,061,710
20,000	Snap, Inc. *	1,045,800
		9,313,400

Telecommunication Service-0.8%
18,000	DISH Network Corp. *	651,600

Transportation - 9.7%
Airline-9.7%
40,000	American Airlines Group, Inc. *	956,000
60,000	Delta Air Lines, Inc. *	2,896,800
62,000	Southwest Airlines Co. *	3,785,720
		7,638,520

Total Common Stocks (Cost $38,669,330)		76,586,616

MONEY MARKET FUNDS - 3.0%
2,401,697	First American Government Obligations Fund - Class X, 0.04% ^	2,401,697
Total Money Market Funds (Cost $2,401,697)		2,401,697

	Total Investments (Cost $41,071,027) - 100.1%	78,988,313
	Liabilities in Excess of Other Assets - (0.1)%	(97,946)
	TOTAL NET ASSETS - 100.0%	$78,890,367

ADR - American Depositary Receipt
*	Non Income Producing.
#
As of March 31, 2021, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at March 31, 2021.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$76,586,616	$-	$-	$76,586,616
Money Market Funds	2,401,697	-	-	2,401,697
Total Investments in Securities	$78,988,313	$-	$-	$78,988,313

Refer to the Schedule of Investments for futher information on the classification of investments.